Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interim Reporting [Line Items]
Net revenues	$ 370,881	$ 428,525	$ 386,110	$ 347,652	$ 406,569	$ 462,659	$ 457,786	$ 448,742	$ 384,457	$ 1,568,856	$ 1,753,644	$ 1,627,222
Type of Revenue [Extensible List]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]		Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]
Net revenues less direct advertising expenses		$ 290,726	$ 249,801	$ 213,593	$ 257,075	$ 308,287	$ 308,940	$ 302,352	$ 243,987
Net income applicable to common stock	$ 38,238	$ 108,614	$ 62,667	$ 31,338	40,402	$ 102,661	$ 99,618	$ 118,305	$ 51,162	243,021	$ 371,746	$ 304,867
Net income	$ 38,329				$ 40,493					$ 243,386	$ 372,111	$ 305,232
Net income per common share basic	$ 0.38	$ 1.08	$ 0.62	$ 0.31	$ 0.40	$ 1.02	$ 0.99	$ 1.18	$ 0.51	$ 2.41	$ 3.71	$ 3.09
Net income per common share diluted	$ 0.38	$ 1.08	$ 0.62	$ 0.31	$ 0.40	$ 1.02	$ 0.99	$ 1.18	$ 0.51	$ 2.41	$ 3.71	$ 3.08
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Interim Reporting [Line Items]
Net revenues	$ 370,881	$ 428,525	$ 386,110	$ 347,652	$ 406,569	$ 462,659	$ 457,786	$ 448,742	$ 384,457	$ 1,568,856	$ 1,753,644	$ 1,627,222
Type of Revenue [Extensible List]		Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]		Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]	Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]
Net revenues less direct advertising expenses		$ 290,726	$ 249,801	$ 213,593	$ 257,075	$ 308,287	$ 308,940	$ 302,352	$ 243,987
Net income	$ 38,466	$ 108,827	$ 62,895	$ 31,534	$ 40,617	$ 102,861	$ 99,832	$ 118,485	$ 51,362	$ 243,873	$ 372,540	$ 305,631